Investment Objectives and Goals - Wasatch Small/Mid Cap ETF	Jul. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Wasatch Small/Mid Cap ETF™ — Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.